Goodwill and Other Intangible Assets, net - Changes in Carrying Value of Goodwill by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2010
Goodwill [Line Items]
Beginning balance	$ 1,795.1	$ 1,757.1
Acquisitions	59.8	69.6
Currency translation	22.2	(31.4)
Other	0.3	(0.2)
Ending balance	1,877.4	1,795.1
North American Lab [Member]
Goodwill [Line Items]
Beginning balance	1,007.4	948.7
Acquisitions	22.0	63.0
Currency translation	2.6	(4.3)
Other	0.1
Ending balance	1,032.1	1,007.4
European Lab [Member]
Goodwill [Line Items]
Beginning balance	787.7	808.4
Acquisitions	37.8	6.6
Currency translation	19.6	(27.1)
Other	0.2	(0.2)
Ending balance	845.3	787.7
Science Education [Member]
Goodwill [Line Items]
Beginning balance			36.8
Acquisitions
Currency translation
Other
Ending balance			$ 36.8